FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current debt facilities	$ 8,499	$ 6,587
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Accounts payable	10,162
Convertible debt	2,658
Current debt facilities	8,499
Credit facility	15,926
Other long-term liabilities	10,577
Total	47,822
Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Accounts payable	(10,162)
Convertible debt	(3,024)
Current debt facilities	(9,034)
Credit facility	(15,926)
Other long-term liabilities	(14,337)
Total	(52,483)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable	(10,162)
Convertible debt	(3,024)
Current debt facilities	(9,034)
Credit facility	(15,926)
Other long-term liabilities	(2,238)
Total	(40,384)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Current debt facilities
Other long-term liabilities	(2,570)
Total	(2,570)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Current debt facilities
Other long-term liabilities	(2,561)
Total	(2,561)
Later Than Three Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable
Current debt facilities
Other long-term liabilities	(6,968)
Total	$ (6,968)